RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet - Amount Recognized [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Amounts recognised in the balance sheet
Retirement benefit assets	£ 1,267	£ 723
Retirement benefit obligations	(245)	(281)
Total amounts recognised in the balance sheet	1,022	442
The Bank [member]
Amounts recognised in the balance sheet
Retirement benefit assets	704	673
Retirement benefit obligations	(121)	(143)
Total amounts recognised in the balance sheet	£ 583	£ 530